Balance Sheet Components - Schedule of Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
Accrued other		$ 35	$ 37
Accrued research and development costs			859
Property and equipment, gross	$ 1,332	10
Property and equipment, gross	23	23
Property and equipment, gross	0	2
Total accrued expenses	$ 1,355	$ 35	$ 896